Credit Risk Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]	The following table represents the diversification of the Account’s portfolio by region and property type:

	East	West	South	Midwest	Foreign(2)	Total
Office	20.4%	15.3%	6.7%	0.3%	1.6%	44.3%
Apartment	9.7%	6.6%	5.4%	—	—	21.7%
Industrial	0.7%	7.7%	3.8%	1.0%	—	13.2%
Retail	3.4%	4.0%	8.3%	0.2%	1.6%	17.5%
Other(3)	2.8%	0.2%	0.3%	—	—	3.3%

Total	37.0%	33.8%	24.5%	1.5%	3.2%	100.0%

(1)	Wholly-owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.

(2)	Represents real estate investments in the United Kingdom and France.

(3)	Represents interest in Storage Portfolio investment, a fee interest encumbered by a ground lease real estate investment and undeveloped land.

Properties in the “East” region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WV

Properties in the “West” region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY

Properties in the “South” region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TX

Properties in the “Midwest” region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI